Rights of use of assets (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Rights Of Use Of Assets
IFRS 16 inicial adjustments		$ 14,124
Additions (i)	[1]	8,091
Transfer		158
Amortization charges		(4,711)
Deconsolidation		(42)
Currency translation adjustment		2,239
Total		$ 19,859

[1]	includes incorporation by business combination